Financial Information of Subsidiaries - Summary of Financial Information on Subsidiaries, Summarized (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 1,268,252,493	$ 1,026,401,196
Total Non Current Assets	8,232,071,103	6,878,070,388
TOTAL ASSETS	9,500,323,596	7,904,471,584
Total Current Liabilities	2,132,326,217	1,045,480,165
Non-current Liabilities	4,021,504,481	3,264,716,920
Equity	3,346,492,898	3,594,274,499	$ 3,747,283,652	$ 3,674,163,781
TOTAL LIABILITIES AND EQUITY	9,500,323,596	7,904,471,584
Revenues	2,829,682,404	2,548,384,317	2,624,576,323
Raw materials and consumables used	(2,011,305,404)	(1,374,445,639)	(1,421,205,251)
Contribution Margin	843,924,131	1,210,956,558	1,349,629,109
Income before Taxes	115,848,792	(133,691,942)	377,321,122
Income tax expense	(15,138,658)	81,305,107	(61,227,904)
PROFIT (LOSS)	100,710,134	(52,386,835)	316,093,218
Other Comprehensive Income	(90,469,386)	119,355,961	(34,855,794)
TOTAL COMPREHENSIVE INCOME	$ 10,240,748	$ 66,969,126	$ 281,237,424
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 355,550,335	$ 582,076,850	$ 289,393,933
Total Non Current Assets	1,276,352,458	1,069,130,548	1,175,550,962
TOTAL ASSETS	1,631,902,793	1,651,207,398	1,464,944,895
Total Current Liabilities	597,095,713	394,984,535	317,248,208
Non-current Liabilities	355,313,363	355,577,789	301,769,861
Equity	679,493,717	900,645,074	845,926,826
TOTAL LIABILITIES AND EQUITY	1,631,902,793	1,651,207,398	1,464,944,895
Revenues	1,164,996,417	1,382,068,218	1,412,871,737
Raw materials and consumables used	(1,000,659,317)	(1,116,324,483)	(1,114,936,281)
Contribution Margin	(164,337,100)	(265,743,735)	(297,935,456)
Gross Operating Income	72,015,180	158,471,761	201,152,462
Operating Income	16,530,439	99,889,095	152,293,464
Financial Results	(9,474,782)	5,929,058	5,232,127
Income before Taxes	7,056,882	105,828,440	157,525,602
Income tax expense	9,609,968	(23,421,217)	(38,748,555)
PROFIT (LOSS)	16,666,850	82,407,223	118,777,047
Other Comprehensive Income	4,877,440	(3,032,588)	(5,268,320)
TOTAL COMPREHENSIVE INCOME	$ 21,544,290	$ 79,374,635	$ 113,508,727
Grupo Enel Transmisin Chile [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated
Total Current Assets	$ 48,577,101
Total Non Current Assets	314,425,878
TOTAL ASSETS	363,002,979
Total Current Liabilities	172,645,950
Non-current Liabilities	15,974,544
Equity	174,382,485
TOTAL LIABILITIES AND EQUITY	363,002,979
Revenues	69,228,629
Raw materials and consumables used	(2,571,288)
Contribution Margin	(66,657,341)
Gross Operating Income	51,518,389
Operating Income	41,653,048
Financial Results	(2,210,228)
Income before Taxes	39,442,820
Income tax expense	(7,334,537)
PROFIT (LOSS)	32,108,283
Other Comprehensive Income	203,377
TOTAL COMPREHENSIVE INCOME	$ 32,311,660
Enel Generacin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 530,408,211	$ 450,585,522	$ 583,721,624
Total Non Current Assets	2,705,722,064	2,568,790,911	2,934,658,635
TOTAL ASSETS	3,236,130,275	3,019,376,433	3,518,380,259
Total Current Liabilities	483,172,950	346,738,652	449,869,095
Non-current Liabilities	1,242,808,323	962,018,025	1,081,712,205
Equity	1,510,149,002	1,710,619,756	1,986,798,959
TOTAL LIABILITIES AND EQUITY	3,236,130,275	3,019,376,433	3,518,380,259
Revenues	1,869,125,271	1,454,983,823	1,566,647,603
Raw materials and consumables used	(1,629,466,468)	(906,062,618)	(1,015,974,072)
Contribution Margin	(239,658,803)	(548,921,205)	(550,673,531)
Gross Operating Income	110,284,335	421,458,046	438,227,197
Operating Income	16,150,815	(355,272,815)	273,796,017
Financial Results	(43,993,753)	(47,019,373)	(61,735,905)
Income before Taxes	77,683,613	(311,920,879)	378,925,840
Income tax expense	33,147,652	154,534,331	(47,979,392)
PROFIT (LOSS)	110,831,265	(157,386,549)	330,946,448
Other Comprehensive Income	(130,158,612)	97,628,933	(51,590,095)
TOTAL COMPREHENSIVE INCOME	$ (19,327,347)	$ (59,757,615)	$ 279,356,353
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 352,304,900	$ 577,456,051	$ 281,307,184
Total Non Current Assets	1,267,457,144	1,060,265,626	1,166,614,368
TOTAL ASSETS	1,619,762,044	1,637,721,677	1,447,921,552
Total Current Liabilities	591,495,830	377,127,464	293,190,807
Non-current Liabilities	355,253,688	355,408,175	301,606,886
Equity	673,012,526	905,186,038	853,123,859
TOTAL LIABILITIES AND EQUITY	1,619,762,044	1,637,721,677	1,447,921,552
Revenues	1,160,793,856	1,378,024,639	1,409,434,510
Raw materials and consumables used	(999,492,100)	(1,115,217,690)	(1,113,958,943)
Contribution Margin	(161,301,756)	(262,806,949)	(295,475,567)
Gross Operating Income	69,894,610	156,516,439	200,130,596
Operating Income	15,278,349	99,162,164	151,879,931
Financial Results	(9,696,737)	5,643,080	4,770,147
Income before Taxes	5,581,612	104,815,531	156,650,077
Income tax expense	9,752,809	(23,518,908)	(38,583,882)
PROFIT (LOSS)	15,334,421	81,296,623	118,066,195
Other Comprehensive Income	4,866,485	(3,031,870)	(5,258,044)
TOTAL COMPREHENSIVE INCOME	$ 20,200,906	$ 78,264,753	$ 112,808,151
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 71,263,125	$ 57,648,247	$ 40,913,391
Total Non Current Assets	160,836,183	165,957,367	172,823,608
TOTAL ASSETS	232,099,308	223,605,614	213,736,999
Total Current Liabilities	45,665,642	43,582,095	32,304,951
Non-current Liabilities	40,961,161	42,466,077	44,330,262
Equity	145,472,505	137,557,442	137,101,786
TOTAL LIABILITIES AND EQUITY	232,099,308	223,605,614	213,736,999
Revenues	208,152,869	162,555,069	147,472,130
Raw materials and consumables used	(50,164,405)	(29,660,883)	(19,725,956)
Contribution Margin	(157,988,464)	(132,894,186)	(127,746,174)
Gross Operating Income	149,853,935	126,117,737	121,631,813
Operating Income	142,376,688	118,664,949	114,117,571
Financial Results	1,549,390	537,780	2,230,250
Income before Taxes	143,926,078	119,202,729	116,442,545
Income tax expense	(38,959,905)	(32,100,661)	(31,554,368)
PROFIT (LOSS)	104,966,173	87,102,068	84,888,177
TOTAL COMPREHENSIVE INCOME	$ 104,966,173	$ 87,102,068	$ 84,888,177
Enel Transmisin Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 48,577,102
Total Non Current Assets	314,425,879
TOTAL ASSETS	363,002,981
Total Current Liabilities	172,645,951
Non-current Liabilities	15,974,544
Equity	174,382,485
TOTAL LIABILITIES AND EQUITY	363,002,981
Revenues	68,238,700
Raw materials and consumables used	(2,174,763)
Contribution Margin	(66,063,937)
Gross Operating Income	51,053,425
Operating Income	41,201,514
Financial Results	(2,219,446)
Income before Taxes	41,152,259
Income tax expense	(7,234,900)
PROFIT (LOSS)	33,917,359
Other Comprehensive Income	203,377
TOTAL COMPREHENSIVE INCOME	$ 34,120,736
Empresa de Transmision Chena S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Revenues	$ 989,929
Raw materials and consumables used	(396,525)
Contribution Margin	(593,403)
Gross Operating Income	464,964
Operating Income	451,535
Financial Results	9,219
Income before Taxes	460,753
Income tax expense	(99,637)
PROFIT (LOSS)	361,116
TOTAL COMPREHENSIVE INCOME	$ 361,116
Enel Green Power Chile Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate	Separate
Total Current Assets			$ 93,176,241
Total Non Current Assets			728,572,966
TOTAL ASSETS			821,749,207
Total Current Liabilities			148,584,958
Non-current Liabilities			26,709,820
Equity			646,454,429
TOTAL LIABILITIES AND EQUITY			821,749,207
Revenues		$ 2,643,361	17,470,331
Raw materials and consumables used			(5,891)
Contribution Margin		(2,643,361)	(17,464,440)
Gross Operating Income		656,694	2,941,543
Operating Income		443,065	1,770,750
Financial Results		(728,828)	(3,819,658)
Income before Taxes		(285,763)	4,271,982
Income tax expense		(27,623)	789,773
PROFIT (LOSS)		(313,386)	5,061,755
Other Comprehensive Income		32,849,632	47,305,179
TOTAL COMPREHENSIVE INCOME		$ 32,536,246	$ 52,366,934
Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate	Separate
Total Current Assets			$ 11,883,401
Total Non Current Assets			268,737,935
TOTAL ASSETS			280,621,336
Total Current Liabilities			35,237,664
Non-current Liabilities			152,717,912
Equity			92,665,760
TOTAL LIABILITIES AND EQUITY			280,621,336
Revenues		$ 36,961,169	65,392,897
Raw materials and consumables used		(1,553,242)	(10,089,283)
Contribution Margin		(35,407,927)	(55,303,614)
Gross Operating Income		30,644,413	45,295,840
Operating Income		17,824,133	25,634,374
Financial Results		(2,975,352)	(7,544,701)
Income before Taxes		14,848,781	18,091,741
Income tax expense		(1,094,018)	(3,984,287)
PROFIT (LOSS)		13,754,763	14,107,454
Other Comprehensive Income		3,300,577	4,145,983
TOTAL COMPREHENSIVE INCOME		$ 17,055,341	$ 18,253,437
Geotrmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 5,894,673	$ 6,236,103	$ 21,392,710
Total Non Current Assets	480,845,799	400,007,251	389,334,650
TOTAL ASSETS	486,740,472	406,243,354	410,727,360
Total Current Liabilities	63,249,169	47,175,660	34,868,730
Non-current Liabilities	4,392,957	322,246	316,179
Equity	419,098,346	358,745,448	375,542,451
TOTAL LIABILITIES AND EQUITY	486,740,472	406,243,354	410,727,360
Revenues	29,824,491	29,621,783	25,736,468
Raw materials and consumables used	(751,374)	(1,987,867)	(4,666,032)
Contribution Margin	(29,073,117)	(27,633,916)	(21,070,436)
Gross Operating Income	17,531,064	22,284,312	16,240,808
Operating Income	(3,248,229)	4,542,775	985,760
Financial Results	(4,531,802)	(4,106)	(2,431,778)
Income before Taxes	(7,780,032)	4,538,668	(1,446,018)
Income tax expense	1,128,172	(350,271)	(268,161)
PROFIT (LOSS)	(6,651,860)	4,188,397	(1,714,179)
Other Comprehensive Income	70,443,147	(20,985,401)	28,824,398
TOTAL COMPREHENSIVE INCOME	$ 63,791,287	$ (16,797,004)	$ 27,110,219
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 104,653,972	$ 80,718,677	$ 75,985,899
Total Non Current Assets	89,697,647	81,224,769	91,924,981
TOTAL ASSETS	194,351,619	161,943,446	167,910,880
Total Current Liabilities	6,633,281	3,322,615	3,479,000
Non-current Liabilities	27,036,007	24,923,743	25,290,284
Equity	160,682,331	133,697,088	139,141,596
TOTAL LIABILITIES AND EQUITY	194,351,619	161,943,446	167,910,880
Revenues	12,818,816	13,327,199	12,662,715
Raw materials and consumables used	(1,446,268)	(215,507)	(891,215)
Contribution Margin	(11,372,548)	(13,111,692)	(11,771,500)
Gross Operating Income	8,267,530	10,119,202	8,846,598
Operating Income	2,113,875	2,877,967	1,956,884
Financial Results	59,282	569,821	1,076,843
Income before Taxes	2,173,157	3,447,787	3,033,727
Income tax expense	(614,662)	(1,028,866)	(812,645)
PROFIT (LOSS)	1,558,495	2,418,922	2,221,082
Other Comprehensive Income	26,745,027	(7,863,429)	10,644,581
TOTAL COMPREHENSIVE INCOME	$ 28,303,522	$ (5,444,508)	$ 12,865,663
This member stands for Enel Green Power Chile S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate
Total Current Assets		$ 48,915,258
Total Non Current Assets		1,536,057,410
TOTAL ASSETS		1,584,972,668
Total Current Liabilities		337,590,586
Non-current Liabilities		542,949,053
Equity		704,433,029
TOTAL LIABILITIES AND EQUITY		1,584,972,668
Revenues		176,960,820
Raw materials and consumables used		(30,028,125)
Contribution Margin		(146,932,695)
Gross Operating Income		119,153,489
Operating Income		72,729,793
Financial Results		(24,394,047)
Income before Taxes		48,335,747
Income tax expense		(14,300,689)
PROFIT (LOSS)		34,035,057
Other Comprehensive Income		(61,492,284)
TOTAL COMPREHENSIVE INCOME		$ (27,457,227)
Enel Green Power Del Sur S p A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate
Total Current Assets	$ 99,047,153
Total Non Current Assets	2,955,681,630
TOTAL ASSETS	3,054,728,783
Total Current Liabilities	633,476,536
Non-current Liabilities	1,369,691,239
Equity	1,051,561,008
TOTAL LIABILITIES AND EQUITY	3,054,728,783
Revenues	314,323,284
Raw materials and consumables used	(133,738,760)
Contribution Margin	(180,584,524)
Gross Operating Income	135,344,197
Operating Income	65,819,037
Financial Results	(18,369,603)
Income before Taxes	47,449,434
Income tax expense	(19,571,243)
PROFIT (LOSS)	27,878,191
Other Comprehensive Income	167,145,499
TOTAL COMPREHENSIVE INCOME	$ 195,023,690
Almeyda Solar Spa [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements		Separate
Total Current Assets		$ 16,915,219
Total Non Current Assets		461,620,519
TOTAL ASSETS		478,535,738
Total Current Liabilities		204,561,234
Non-current Liabilities		72,286,638
Equity		201,687,866
TOTAL LIABILITIES AND EQUITY		478,535,738
Revenues		52,290,734
Raw materials and consumables used		(2,463,593)
Contribution Margin		(49,827,141)
Gross Operating Income		41,553,826
Operating Income		24,434,638
Financial Results		(7,386,090)
Income before Taxes		17,048,548
Income tax expense		(4,556,211)
PROFIT (LOSS)		12,492,337
Other Comprehensive Income		(21,883,149)
TOTAL COMPREHENSIVE INCOME		$ (9,390,812)
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 197,492,004	$ 139,617,642	$ 371,759,514
Total Non Current Assets	3,113,557,814	2,097,626,417	1,775,791,317
TOTAL ASSETS	3,311,049,818	2,237,244,059	2,147,550,831
Total Current Liabilities	691,255,192	579,459,760	377,911,553
Non-current Liabilities	1,405,135,706	644,053,803	773,916,901
Equity	1,214,658,920	1,013,730,496	995,722,377
TOTAL LIABILITIES AND EQUITY	3,311,049,818	2,237,244,059	2,147,550,831
Revenues	325,711,059	297,348,087	273,239,617
Raw materials and consumables used	(109,034,364)	(12,123,965)	(26,298,083)
Contribution Margin	(216,676,695)	(285,224,122)	(246,941,534)
Gross Operating Income	161,136,930	241,778,194	204,174,344
Operating Income	64,308,728	140,591,339	115,016,205
Financial Results	(20,252,770)	(33,609,299)	(42,962,825)
Income before Taxes	43,993,474	106,911,680	71,875,897
Income tax expense	(18,854,738)	(25,014,045)	(16,890,333)
PROFIT (LOSS)	25,138,736	81,897,635	54,985,564
Other Comprehensive Income	264,760,275	(63,316,482)	122,991,836
TOTAL COMPREHENSIVE INCOME	$ 289,899,011	$ 18,581,153	$ 177,977,400
Enel Green Power del Sur Spa.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Separate
Total Current Assets			$ 190,106,543
Total Non Current Assets			732,488,168
TOTAL ASSETS			922,594,711
Total Current Liabilities			54,033,958
Non-current Liabilities			534,433,995
Equity			334,126,758
TOTAL LIABILITIES AND EQUITY			922,594,711
Revenues			144,036,603
Raw materials and consumables used			(25,778,573)
Contribution Margin			(118,258,030)
Gross Operating Income			99,202,697
Operating Income			66,657,147
Financial Results			(23,438,689)
Income before Taxes			43,218,457
Income tax expense			(9,496,203)
PROFIT (LOSS)			33,722,254
Other Comprehensive Income			25,195,173
TOTAL COMPREHENSIVE INCOME			$ 58,917,427
Grupo Enel Generacin Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 546,172,832	$ 465,808,355	$ 591,085,044
Total Non Current Assets	2,755,711,323	2,625,152,610	2,996,113,733
TOTAL ASSETS	3,301,884,155	3,090,960,965	3,587,198,777
Total Current Liabilities	508,122,463	347,895,331	488,183,716
Non-current Liabilities	1,283,153,774	1,003,735,347	1,125,160,667
Equity	1,510,607,918	1,739,330,287	1,973,854,394
TOTAL LIABILITIES AND EQUITY	3,301,884,155	3,090,960,965	3,587,198,777
Revenues	1,899,774,388	1,490,102,269	1,638,374,434
Raw materials and consumables used	(1,505,110,838)	(811,503,735)	(834,936,802)
Contribution Margin	(394,663,550)	(678,598,534)	(803,437,632)
Gross Operating Income	260,005,226	547,442,737	669,742,608
Operating Income	158,527,503	(236,607,867)	280,918,860
Financial Results	(42,444,363)	(46,481,593)	(58,362,079)
Income before Taxes	129,470,720	(271,116,321)	224,783,599
Income tax expense	(5,812,252)	122,433,670	(23,457,536)
PROFIT (LOSS)	123,658,468	(148,682,651)	201,326,063
Other Comprehensive Income	(129,444,345)	97,437,499	(55,986,126)
TOTAL COMPREHENSIVE INCOME	$ (5,785,877)	$ (51,245,152)	$ 145,339,937
Grupo Gas Atacama Chile S A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements			Consolidated
Revenues			$ 186,194,326
Raw materials and consumables used			(54,061,747)
Contribution Margin			(132,132,579)
Gross Operating Income			110,016,642
Operating Income			(107,102,417)
Financial Results			1,143,576
Income before Taxes			(103,917,448)
Income tax expense			56,076,224
PROFIT (LOSS)			(47,841,224)
Other Comprehensive Income			(4,396,031)
TOTAL COMPREHENSIVE INCOME			$ (52,237,255)